As filed with the Securities and Exchange Commission
                                 on November 5, 1998
                         Registration No. 33-4038; 811-4614
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549
                                      FORM N-1A
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |_|

                               Post-Effective Amendment No. 39               |X|
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |_|

                                  Amendment No. 40                           |X|

                          (Check appropriate box or boxes)
                             ------------------------
                                 NATIONS FUND, INC.
                 (Exact Name of Registrant as specified in Charter)
                                 111 Center Street
                             Little Rock, Arkansas 72201
            (Address of Principal Executive Offices, including Zip Code)
                             --------------------------
         Registrant's Telephone Number, including Area Code: (800) 321-7854
                                Richard H. Blank, Jr.
                                  c/o Stephens Inc.
                                  111 Center Street
                             Little Rock, Arkansas 72201
                       (Name and Address of Agent for Service)
                                   With copies to:
           Robert M. Kurucza, Esq.                    Carl Frischling, Esq.
           Marco E. Adelfio, Esq.                     Kramer, Levin, Naftalis
           Morrison & Foerster LLP                    & Frankel
           2000 Pennsylvania Ave., N.W., Suite 5500   919 Third Avenue
           Washington, D.C.  20006                    New York, New York  10022

It is proposed that this filing will become effective (check appropriate box):

|X| Immediately upon filing pursuant to        |_| on (date) pursuant to Rule
    Rule 485(b); or                                485(b), or

|_| 60 days after filing pursuant to           |_| on  (date) pursuant
    Rule 485(a), or                                to Rule 485(a)

|_| 75 days after filing pursuant to           |_| on (date) pursuant to
    paragraph (a)(2)                               paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 EXPLANATORY NOTE

      The Registrant is filing this Post-Effective Amendment No. 39 to the Registration Statement of Nations Fund, Inc. (the "Company") solely for the purpose of including certain EDGARized exhibits to the Registration Statement.

   Part A included in Post-Effective Amendment No. 38 filed September 4, 1998 and the Part B filed pursuant to Rule 497(c) on October 19, 1998 are incorporated by reference herein.

                                NATIONS FUND, INC.
                           FILE NOS. 33-4038; 811-4614

                                      PART C

                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a) Financial Statements:

    Included in Part A:

         Per Share Income and Capital Changes

    Included in Part B:

         Audited financial statements for Nations Prime Fund, Nations Treasury Fund, Nations International Equity Fund, Nations Equity Income Fund, Nations International Growth Fund, Nations Small Company Growth Fund, Nations U.S. Government Bond Fund and Nations Government Securities
         Fund:

         Schedule of Investments for March 31, 1998
         Statements of Assets and Liabilities for March 31, 1998
         Statements of Operations for the fiscal year ended March 31, 1998 Statements of Changes in Net Assets for the fiscal year ended March 31,
           1998 and the fiscal period ended March 31, 1997
         Schedule of Capital Stock Activity for the fiscal year ended March 31,
           1998
         Notes to Financial Statements
         Report of Independent Accountants, dated May 28, 1998

         Audited financial statements for Emerald International Equity Fund:

         Schedule of Portfolio Investments for May 15, 1998
         Statement of Assets and Liabilities for May 15, 1998
         Statement of Operations for the period ended May 15, 1998 Statements of Changes in Net Assets
         Notes to Financial Statements
         Independent Auditors' Report, dated July 1, 1998

Included in Part C:


(b) Exhibits

    Exhibit
    Number
    ------

     (1)(a) Articles of Incorporation dated December 9, 1983 and filed December 13, 1983, are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(b) Articles of Amendment dated March 10, 1986 and filed March 11, 1986 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(c) Articles of Amendment dated July 31, 1986 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(d) Articles Supplementary dated July 31, 1986 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(e) Articles of Amendment dated October 4, 1989 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(f) Articles Supplementary dated November 30, 1989 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(g) Articles Supplementary dated March 26, 1991 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(h) Articles Supplementary dated April 15, 1992 and filed April 24, 1992, are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(i) Articles Supplementary filed September 22, 1992 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(j) Articles Supplementary dated February 18, 1993 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(k) Articles Supplementary dated July 9, 1993 and filed July 12, 1993 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(l) Articles Supplementary dated March 21, 1994 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(m) Articles Supplementary filed December 21, 1994 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(n) Articles Supplementary dated March 18, 1996 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (1)(o) Articles Supplementary dated March 1, 1998 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

     (l)(p) Articles Supplementary dated October 7, 1998 are filed herewith.

     (2)(a) Amended and Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 36, filed June 1, 1998.

     (3)    None.

     (4)(a) Specimen copy of share certificates, shall be filed by amendment.

     (5)(a) Investment Advisory Agreement between NationsBanc Advisors, Inc ("NBAI") and Registrant is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

     (5)(b) Sub-Investment Advisory Agreement between TradeStreet Investment Associates, Inc. ("TradeStreet") and Registrant is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

     (5)(c) Sub-Advisory Agreement between Gartmore Global Partners ("Gartmore") and Registrant is is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

     (5)(d) Sub-Advisory Agreement between Boatmen's Capital Management, Inc. ("Boatmen's") and Registrant are incorporated by reference to Post-Effective Amendment No. 36, filed June 1, 1998.

     (5)(e) Sub-Advisory Agreement between Brandes Investment Partners, L.P. and Registrant are incorporated by reference to Post-Effective Amendment No. 36, filed June 1, 1998.

     (6)(a) Distribution Agreement between Registrant and Stephens Inc. dated March 31, 1993, is filed herewith.

     (7)    None.

     (8)(a) Custody Agreement between Registrant and The Bank of New York dated, October 19, 1998 is filed herewith.

     (8)(b) Global Custody Agreement between the Registrant, on behalf of Nations International Equity Fund, and Morgan Guaranty Trust Company of New York is incorporated by reference to post-Effective Amendment No. 2, filed September 28, 1995.

     (9)(a) Transfer Agency Agreement between Registrant and NCNB Texas National Bank, dated October 1, 1991, relating to Institutional Classes (currently known as Primary Shares), is filed herewith.

     (9)(b) Transfer Agency and Registrar Agreement, dated June 1, 1992, between Registrant and The Shareholder Servicing Group, Inc., relating to Investor Shares, is filed herewith.

     (9)(c) Amendment No. 1 dated February 3, 1993, to the Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services Group, Inc. dated April 25, 1992, relating to the Money Market Funds' Investor B Shares and the Non-Money Market Funds' Investor C Shares of the Company, is incorporated by reference to Post-Effective Amendment No. 20, filed March 26, 1993.

     (9)(d) Amendment No. 2 to the Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services Group, Inc. dated April 25, 1992, relating to the addition of the Investor C Shares to the Money Market Funds of the Company, is filed herewith.

     (9)(e) Shareholder Services Plan relating to the Primary B Shares, is filed herewith.

     (9)(f) Form of Shareholder Servicing Agreement, relating to the Primary B Shares, is filed herewith.

     (9)(g) Shareholder Servicing Plan for Investor A Shares incorporated by reference to Post-Effective Amendment No. 21, filed herewith.

     (9)(h) Forms of Shareholder Servicing Agreement for Investor A Shares are incorporated by reference to Post-Effective Amendment No. 21, filed herewith.

     (9)(i) Amended and Restated Shareholder Servicing Plan for Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds is filed herewith.

     (9)(j) Forms of Shareholder Servicing Agreement for Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds are filed herewith.

     (9)(k) Shareholder Servicing Plan for Investor C Shares of the Money Market Funds and Investor B Shares (formerly Investor N Shares) of the Non-Money Market Funds is filed herewith.

     (9)(l) Forms of Shareholder Servicing Agreement for Investor C Shares of the Money Market Funds and Investor B Shares (formerly Investor N Shares) of the Non-Money Market Funds are filed herewith.

     (9)(m) Shareholder Administration Agreement for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

     (9)(n) Cross-Indemnification dated June 27, 1995 between the Company, Nations Fund Trust and Nations Fund Portfolios, Inc. are filed herewith.

     (10)   N/A

     (11)   N/A

     (12)   None.

     (13)   None.

     (14)(a)Prototype Individual Retirement Account Plan, is incorporated by reference to Amendment No. 20, filed March 26, 1993.

     (15)(a)Amended and Restated Shareholder Servicing and Distribution Plan pursuant to Rule 12b-1, relating to Investor A Shares, is filed herewith.

     (15)(b)Form of Sales Support Agreement, relating to Investor A Shares is filed herewith.

     (15)(c)Amended and Restated Distribution Plan, relating to Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds is filed herewith.

     (15)(d)Form of Sales Support Agreement relating to Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds is filed herewith.

     (15)(e)Distribution Plan relating to the non-money market funds' Investor B Shares (formerly Investor N Shares) is filed herewith.

     (15)(f)Form of Sales Support Agreement, relating to non-money market funds' Investor B Shares (formerly Investor N Shares) is filed herewith.

     (15)(g)Shareholder Administration Plan for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

     (16)(a)Schedules for Computation of Primary A Shares is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

     (16)(b)Schedules for Computation of Primary B Shares, shall be filed by amendment.

     (16)(c)Schedules for Computation of Investor A Shares is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

     (16)(d)Schedules for Computation of Investor C Shares (formerly Investor B Shares) is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

     (16)(e)Schedules for Computation of Investor N Shares (formerly Investor C Shares) is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

     (17)   N/A

     (18) Revised Form of Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated by reference to Post-Effective Amendment No. 38, filed September 4, 1998.
     .
Item 25. Persons Controlled By or Under Common Control With Registrant

         Registrant is controlled by its Board of Directors.

Item 27. Indemnification

      Under the terms of the Maryland Corporation Law and the Registrant's Charter and By-Laws, incorporated by reference as Exhibits (1) and 2(a) hereto, provides for the indemnification of Registrant's directors and employees. Indemnification of Registrant's principal underwriter, custodian, and transfer agent is provided for, respectively, in the
      Registrant's:

      1. Administration Agreement with Stephens Inc.;

      2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

      3. Distribution Agreement with Stephens;

      4. Custody Agreements with Bank of New York;

      5. Transfer Agency Agreement with NationsBank; and

      6. Transfer Agency and Registrar Agreement with First Data Investors Services Group, Inc.

      The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") and Nations Portfolios, Inc. ("Portfolios") dated June 27, 1995. The Trust and/or the Portfolios will indemnify and hold harmless the Company against any losses, claims, damages or liabilities, to which the Company may become subject, under the Securities Act of 1933 (the "Act") and the 1940 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company by the Trust and/or Portfolios expressly for use therein; and will reimburse the Company for any legal or other expenses reasonably incurred by the Company in connection with investigating or defending any such action or claim; provided, however, that the Trust and/or Portfolios shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust and/or Portfolios by the Company expressly for use in the Offering Documents.

      Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

      Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

      Insofar as indemnification for liability arising under the Act may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisers

      To the knowledge of the Registrant, none of the directors or officers of NBAI, TradeStreet or Gartmore except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI, TradeStreet or Gartmore or other subsidiaries of NationsBank Corporation.

      (a) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A., which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

      (b) TradeStreet performs investment sub-advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, N.A., which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Forms filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).

      (c) Gartmore performs investment sub-advisory services for Registrant and certain other customers. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Forms filed by Gartmore with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-88811).

      (d) Boatmen's performs investment sub-advisory services for the Registrant (and certain other customers). Boatmen's is a wholly owned subsidiary of NationsBank, N.A., which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Forms filed by Boatmen's with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-54630).

      (d) Brandes performs investment sub-advisory services for the Registrant (and certain other customers). Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Forms filed by Brandes with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-24896).


Item 29. Principal Underwriters

(a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for the Nations Fund Trust, Nations Annuity Trust, Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations LifeGoal Funds, Inc., Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

(b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

(c) Not applicable.


Item 30. Location of Accounts and Records

(1) NationsBank, 901 Main Street Dallas, Texas 75202 (records relating to its function as custodian for Nations Prime, Nations Treasury, Nations Government Securities and Nations Equity Income Funds, and records relating to its function as transfer agent for the Primary A and B Shares).

(2) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as investment adviser).

(3) TradeStreet, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as sub-adviser).

(4) Gartmore, Gartmore House, 16-18 Monument Street, London EC3R 8AJ, England (records relating to its functions as sub-adviser for Nations International Equity Fund).

(5) Brandes, 12750 High Bluff Drive, San Diego, California 92130 (records relating to its function as sub-adviser to Nations International Value
      Fund).

(6) Boatmen's, 100 North Broadway, St. Louis, Missouri 63102 (records relating to its function as sub-adviser to Nations U.S. Government Bond Fund).

(7) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as distributor).

(8) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Administrator).

(9) First Data Investors Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its functions as Co-Administrator and Transfer Agent.

(10) NationsBank, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent for the Primary A and B Shares).

(11) The Bank of New York, Avenue des Arts, 35 1040 Brussels, Belgium (records relating to its function as custodian of Nations International Equity
      Fund).

(12) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as custodian)

Item 31. Inapplicable.


Item 32. Undertakings

(a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a director or directors when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act, relating to shareholder communications.

(b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's most recent annual report to shareholders upon request and without charge.

                                    SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 5th day of November, 1998.

                                    NATIONS FUND, INC.


                                    By:                  *
                                        ------------------------------------
                                           A. Max Walker
                                           President and Chairman
                                           of the Board of Directors

                                    By: /s/ Richard H. Blank, Jr.
                                        ------------------------------------
                                           Richard H. Blank, Jr.
                                          *Attorney-in-Fact

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     SIGNATURES                      TITLE                 DATE

                *                 President and Chairman    November 5, 1998
--------------------------------  of the Board of Directors
(A. Max Walker)                   (Principal Executive
                                  Officer)



                *                  Treasurer                November 5, 1998
--------------------------------   Vice President
(Richard H. Rose)                  (Principal Financial and
                                   Accounting Officer)


                *                  Director                 November 5, 1998
--------------------------------
(Edmund L. Benson, III)

                *                  Director                 November 5, 1998
--------------------------------
(James Ermer)

                *                  Director                 November 5, 1998
--------------------------------
(William H. Grigg)

                *                  Director                 November 5, 1998
--------------------------------
(Thomas F. Keller)

                *                  Director                 November 5, 1998
--------------------------------
(Carl E. Mundy, Jr.)

                *                  Director                 November 5, 1998
--------------------------------
(Charles B. Walker)

                *                  Director                 November 5, 1998
--------------------------------
(Thomas S. Word)

                *                  Director                 November 5, 1998
--------------------------------
(James P. Sommers)


--------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                                  EXHIBIT INDEX


Exhibit
Number          Description
------          -----------

EX-99.B1(p)     Articles Supplementary

EX-99.B6(a)     Distribution Agreement with Stephens Inc.

EX-99.B8        Custody Agreement with The Bank of New York

EX-99.B9(a)     Transfer Agency Agreement with NCNB Texas National Bank

EX-99.B9(b)     Transfer Agency with The Shareholder Servicing Group, Inc.

EX-99.B9(d)     Amendment No. 2 to the Transfer Agency and Registrar
                Agreement

EX-99.B9(e)     Shareholder Servicing Plan for Primary B Shares

EX-99.B9(f)     Form of Shareholder Servicing Agreement for Primary B
                Shares

EX-99.B9(g)     Shareholder Servicing Plan for Investor A Shares

EX-99.B9(h)     Forms of Shareholder Servicing Agreement for Investor A
                Shares

EX-99.B9(i)     Amended and Restated Shareholder Servicing Plan for
                Investor B/ Investor C Shares

EX-99.B9(j)     Forms of Shareholder Servicing Agreement for Investor B
                Shares/Investor C Shares

EX-99.B9(k)     Shareholder Servicing Plan for Investor C Shares/Investor B
                Shares

EX-99.B9(l)     Forms of Shareholder Servicing Agreement for Investor C/
                Investor B Shares

EX-99.B9(n)     Cross-Indemnification Agreement

EX-99.B15(a)    Amended and Restated Shareholder Servicing and Distribution
                Plan for Investor A Shares

EX-99.B15(b)    Form of Sales Support Agreement for Investor A Shares

EX-99.B15(c)    Distribution Plan for the Investor B Shares/ Investor C
                Shares

EX-99.B15(d)    Form of Sales Support Agreement for Investor B Shares/
                Investor C Shares

EX-99.B15(e)    Distribution Plan for the Investor B Shares

EX-99.B15(f)    Form of Sales Support Agreement for Investor B Shares